Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ 5,033,496,472	$ 5,304,476,114	$ 5,290,992,961
Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,768,708,590	9,225,653,590
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(4,735,212,118)	(3,921,177,476)
Construction in Progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,567,685,720	1,048,988,931	862,274,093
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,567,685,720	1,048,988,931
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	78,366,909	77,754,923	74,753,283
Land [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	78,366,909	77,754,923
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	418,161,416	420,319,759	384,027,047
Buildings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	562,807,945	531,250,194
Buildings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(144,646,529)	(110,930,435)
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,871,912,436)	(3,106,167,890)
Generation Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,120,471,695	2,895,992,861	3,143,869,929
Generation Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,992,384,131	6,002,160,751
Network Infrastructure [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	794,179,988	809,428,974	764,095,247
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,378,810,834	1,396,996,724
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(584,630,846)	(587,567,750)
Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	53,452,462	47,758,908	55,091,617
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	171,396,847	150,242,089
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(117,944,385)	(102,483,181)
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,178,282	4,231,758	$ 6,881,745
Other Property, Plant and Equipment Under Financial Lease [Member] | Gross Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	17,256,204	18,259,978
Other Property, Plant and Equipment Under Financial Lease [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	$ (16,077,922)	$ (14,028,220)